Schedule of Computation of Diluted Net Loss per Common Share including Antidilutive (Details) (Parenthetical) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents, shares	39,323	19,008	[1]
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents, shares		200
Simple Agreement For Future Equity [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents, shares		3,300

[1]	Retroactively restated for the reverse recapitalization as described in Note 3.